Investments - Debt Securities in Continuous Unrealized Loss Position (Details) $ in Millions	Dec. 31, 2021 USD ($) security	Dec. 31, 2020 USD ($) security
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 245	$ 165
Less than 12 months, fair value	$ 11,075	$ 6,583
Less than 12 months, # of securities | security	1,337	317
12 months or longer, gross unrealized losses	$ 366	$ 5
12 months or longer, fair value	$ 4,006	$ 62
12 months or longer, # of securities | security	104	13
Total, gross unrealized losses	$ 611	$ 170
Total, fair value	$ 15,081	$ 6,645
Total, # of securities | security	1,414	330
U.S. government securities
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 2	$ 115
Less than 12 months, fair value	$ 107	$ 3,945
Less than 12 months, # of securities | security	16	7
12 months or longer, gross unrealized losses	$ 299	$ 0
12 months or longer, fair value	$ 3,190	$ 0
12 months or longer, # of securities | security	7	0
Total, gross unrealized losses	$ 301	$ 115
Total, fair value	$ 3,297	$ 3,945
Total, # of securities | security	21	7
Other government securities
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 17	$ 1
Less than 12 months, fair value	$ 252	$ 89
Less than 12 months, # of securities | security	23	7
12 months or longer, gross unrealized losses	$ 0	$ 0
12 months or longer, fair value	$ 4	$ 0
12 months or longer, # of securities | security	2	0
Total, gross unrealized losses	$ 17	$ 1
Total, fair value	$ 256	$ 89
Total, # of securities | security	25	7
Public utilities
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 18	$ 2
Less than 12 months, fair value	$ 712	$ 147
Less than 12 months, # of securities | security	92	17
12 months or longer, gross unrealized losses	$ 7	$ 0
12 months or longer, fair value	$ 99	$ 0
12 months or longer, # of securities | security	8	0
Total, gross unrealized losses	$ 25	$ 2
Total, fair value	$ 811	$ 147
Total, # of securities | security	97	17
Corporate securities
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 178	$ 41
Less than 12 months, fair value	$ 6,266	$ 1,391
Less than 12 months, # of securities | security	722	152
12 months or longer, gross unrealized losses	$ 58	$ 1
12 months or longer, fair value	$ 661	$ 3
12 months or longer, # of securities | security	69	3
Total, gross unrealized losses	$ 236	$ 42
Total, fair value	$ 6,927	$ 1,394
Total, # of securities | security	770	155
Residential mortgage-backed
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 3	$ 1
Less than 12 months, fair value	$ 174	$ 35
Less than 12 months, # of securities | security	109	28
12 months or longer, gross unrealized losses	$ 0	$ 0
12 months or longer, fair value	$ 11	$ 2
12 months or longer, # of securities | security	12	4
Total, gross unrealized losses	$ 3	$ 1
Total, fair value	$ 185	$ 37
Total, # of securities | security	121	32
Commercial mortgage-backed
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 5	$ 4
Less than 12 months, fair value	$ 314	$ 152
Less than 12 months, # of securities | security	37	13
12 months or longer, gross unrealized losses	$ 1	$ 0
12 months or longer, fair value	$ 30	$ 10
12 months or longer, # of securities | security	3	1
Total, gross unrealized losses	$ 6	$ 4
Total, fair value	$ 344	$ 162
Total, # of securities | security	39	14
Other asset-backed securities
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 22	$ 1
Less than 12 months, fair value	$ 3,250	$ 824
Less than 12 months, # of securities | security	338	93
12 months or longer, gross unrealized losses	$ 1	$ 4
12 months or longer, fair value	$ 11	$ 47
12 months or longer, # of securities | security	3	5
Total, gross unrealized losses	$ 23	$ 5
Total, fair value	$ 3,261	$ 871
Total, # of securities | security	341	98